Equity - Summary of Capital Stock (Details) - MXN ($)																	12 Months Ended
	Jan. 26, 2025	Oct. 17, 2024	Oct. 15, 2024	Jul. 18, 2024	Jul. 16, 2024	Apr. 18, 2024	Apr. 16, 2024	Dec. 09, 2023	Nov. 07, 2023	Nov. 03, 2023	May 08, 2023	May 03, 2023	Nov. 05, 2021	May 06, 2021	May 04, 2021	Nov. 03, 2020	Dec. 31, 2023	Dec. 31, 2024	Mar. 22, 2024	Mar. 19, 2024	Mar. 31, 2023	Mar. 27, 2023	Dec. 31, 2022	Mar. 24, 2021	Mar. 19, 2021
Disclosure of classes of share capital [line items]
Units (in shares)																	3,578,226,270	3,578,226,270
Series "B" (in shares)																	9,246,420,270	9,246,420,270
Series "D" (in shares)																	8,644,711,080	8,644,711,080
Series "D-B" (in shares)																	4,322,355,540	4,322,355,540
Series "D-L" (in shares)																	4,322,355,540	4,322,355,540
Total shares (in shares)																	17,891,131,350	17,891,131,350
Statutory reserve																	$ 596,000,000	$ 596,000,000
Total CUFIN balance amount																		383,998,000,000
Dividend approved to be paid																		$ 14,404,000,000
Shares reacquired (in shares)																	48,128,863
“B” Units
Disclosure of classes of share capital [line items]
Units (in shares)																	1,417,048,500	1,417,048,500
Series "B" (in shares)																	7,085,242,500	7,085,242,500
Series "D" (in shares)																	0	0
Series "D-B" (in shares)																	0	0
Series "D-L" (in shares)																	0	0
Total shares (in shares)																	7,085,242,500	7,085,242,500
“BD” Units
Disclosure of classes of share capital [line items]
Units (in shares)																	2,161,177,770	2,161,177,770
Series "B" (in shares)																	2,161,177,770	2,161,177,770
Series "D" (in shares)																	8,644,711,080	8,644,711,080
Series "D-B" (in shares)																	4,322,355,540	4,322,355,540
Series "D-L" (in shares)																	4,322,355,540	4,322,355,540
Total shares (in shares)																	10,805,888,850	10,805,888,850
Ordinary shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid						$ 10,294,000,000											$ 12,247,000,000	$ 14,697,000,000	$ 14,697,000,000		$ 12,247,000,000		$ 11,358,000,000	$ 11,358,000,000
Percentage of dividend paid		25.00%		25.00%		25.00%			50.00%		50.00%			50.00%
Maximum reserve for share purchase									$ 17,000,000,000				$ 17,000,000,000
Ordinary shares | Dividend Transaction
Disclosure of classes of share capital [line items]
Percentage of dividend paid	25.00%
Maximum reserve for share purchase	$ 34,000
Ordinary shares | “BD” Units
Disclosure of classes of share capital [line items]
Units (in shares)																		102,201,323
Total shares (in shares)																		511,000,000
Ordinary shares | Non-controlling interest
Disclosure of classes of share capital [line items]
Dividend approved to be paid								$ 6,741,000,000
Coca-Cola FEMSA | Ordinary shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid																	$ 12,185,000,000	$ 12,773,000,000		$ 12,773,000,000		$ 12,185,000,000	$ 11,407,000,000		$ 11,407,000,000
Percentage of dividend paid			25.00%		25.00%		25.00%	25.00%		50.00%		50.00%	50.00%		50.00%	50.00%